Income Taxes - Deferred tax asset and liability (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Deferred tax asset
Net operating loss	$ 212,557
Allowance for loan losses	448,749	$ 459,764
Available for sale debt securities	203,576	277,048
Lease liability	144,001	160,516
Equity compensation	6,162	7,559
Accrued expenses	43,792	45,983
Impairment of foreclosed assets, net	257,047
Other	21,536	7,121
Subtotal	1,337,420	957,991
Less valuation allowance	(321,355)
Deferred tax assets, net	1,016,065	957,991
Deferred tax liability
Property and equipment	62,866	60,384
Mortgage servicing rights	213,038	224,419
Right-of-use-asset	145,205	162,381
Deferred loan costs	14,616	23,858
Other		33
Deferred tax liability	435,725	471,075
Net deferred tax asset	580,340	$ 486,916
Operating loss carry forwards	$ 3,300,000